UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02631

Chestnut Street Exchange Fund
(Exact name of registrant as specified in charter)

223 Wilmington West Chester Pike, Suite 216

Chadds Ford, PA 19137
(Address of principal executive offices) (Zip code)

Frederick C. Teufel, Jr.

Chestnut Street Exchange Fund

223 Wilmington West Chester Pike, Suite 216

Chadds Ford, PA 19137
(Name and address of agent for service)

1-866-311-7541

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Chestnut Street Exchange Fund
CHNTX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Chestnut Street Exchange Fund (the “Fund”) for the period of  January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/chestnutstreet/. You can also request this information by contacting us at 1-866-311-7541.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chestnut Street Exchange Fund	$26	0.50%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$170,410,636
Number of Holdings	38
Portfolio Turnover Rate	0%
Visit https://funddocs.filepoint.com/chestnutstreet/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Information Technology	25.9%
Financials	13.6%
Health Care	12.8%
Industrials	11.1%
Communication Services	10.5%
Materials	7.6%
Consumer Staples	6.5%
Consumer Discretionary	6.0%
Energy	4.8%
Cash & Other	1.2%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.6%
Apple, Inc.	6.6%
JPMorgan Chase & Co.	5.5%
Moody’s Corp.	5.3%
Abbott Laboratories	4.8%
Union Pacific Corp.	4.8%
Alphabet, Inc.	4.5%
Air Products and Chemicals, Inc.	4.3%
Oracle Corp.	4.1%
Emerson Electric Co.	4.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funddocs.filepoint.com/chestnutstreet/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chestnut Street Exchange Fund documents not be householded, please contact Chestnut Street Exchange Fund at 1-866-311-7541, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chestnut Street Exchange Fund or your financial intermediary.
Chestnut Street Exchange Fund	PAGE 1	TSR-SAR-166668103

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies

(a)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Core Financial Statements
June 30, 2024

Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Banks - 8.3%
Bank of America Corp.	39,255	$1,561,171
JPMorgan Chase & Co.	46,453	9,395,584
Wells Fargo & Co.	55,125	3,273,874
		14,230,629
Capital Goods - 6.3%
3M Co.	18,556	1,896,238
Emerson Electric Co.	62,908	6,929,945
GE Vernova, Inc.(a)	2,353	403,563
General Electric Co.	9,415	1,496,702
		10,726,448
Consumer Discretionary Distribution & Retail - 5.2%
Amazon.com, Inc.(a)	16,666	3,220,704
Home Depot, Inc.	16,394	5,643,471
		8,864,175
Consumer Durables & Apparel - 0.8%
NIKE, Inc. - Class B	17,287	1,302,921
Consumer Staples Distribution & Retail - 1.8%
Walmart, Inc.	44,853	3,036,997
Energy - 4.8%
Exxon Mobil Corp.	47,783	5,500,779
Schlumberger NV	57,711	2,722,805
		8,223,584
Financial Services - 5.3%
Moody’s Corp.	21,614	9,097,981
Food, Beverage & Tobacco - 4.4%
Altria Group, Inc.	12,580	573,019
Mondelez International, Inc. - Class A	8,737	571,749
PepsiCo, Inc.	30,497	5,029,870
Philip Morris International, Inc.	12,580	1,274,732
		7,449,370
Health Care Equipment & Services - 5.1%
Abbott Laboratories	79,250	8,234,868
GE HealthCare Technologies, Inc.	3,138	244,513
Solventum Corp.(a)	4,639	245,310
		8,724,691
Household & Personal Products - 0.3%
Kenvue, Inc.	26,378	479,552
Materials - 7.6%
Air Products and Chemicals, Inc.	28,579	7,374,811
Cabot Corp.	60,180	5,529,940
		12,904,751

	Shares	Value
Media & Entertainment - 10.5%
Alphabet, Inc. - Class A	42,416	$7,726,074
Comcast Corp. - Class A	97,417	3,814,850
Paramount Global - Class B	41,580	432,016
Walt Disney Co.	60,469	6,003,967
		17,976,907
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
Johnson & Johnson	43,842	6,407,947
Merck & Co., Inc.	54,860	6,791,668
		13,199,615
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	157,922	4,890,844
Software & Services - 15.8%
Check Point Software Technologies Ltd.(a)	31,774	5,242,710
Microsoft Corp.	32,788	14,654,596
Oracle Corp.	49,558	6,997,590
		26,894,896
Technology Hardware & Equipment - 7.2%
Apple, Inc.	53,471	11,262,062
Cisco Systems, Inc.	19,716	936,707
		12,198,769
Transportation - 4.8%
Union Pacific Corp.	36,064	8,159,841
TOTAL COMMON STOCKS (Cost $18,834,137)		168,361,971
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 5.23%(b)	2,494,131	2,494,131
TOTAL SHORT-TERM INVESTMENTS (Cost $2,494,131)		2,494,131
TOTAL INVESTMENTS - 100.3% (Cost $21,328,268)		$170,856,102
Liabilities in Excess of Other Assets - (0.3)%		(445,466)
TOTAL NET ASSETS - 100.0%		$170,410,636

See Accompanying Notes to Financial Statements.

1

Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
See Accompanying Notes to Financial Statements.

2

Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
as of June 30, 2024 (Unaudited) (Concluded)
Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
Level 1 –
quoted prices in active markets for identical securities
Level 2 –
other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at value:

	Total Value at December 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$170,856,102	$170,856,102	$ —	$ —

*	See details of industry breakout in the Schedule of Investments.
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period.
See Accompanying Notes to Financial Statements.

3

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Statement of Assets & Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value (cost $18,834,137)	$168,361,971
Cash	2,494,131
Dividends receivable	98,984
Interest receivable	10,088
Prepaid expenses	4,497
Total assets	170,969,671
Liabilities
Payable for distributions	462,626
Payable for Fund shares redeemed	—
Accrued advisory fees	13,937
Accrued administration and accounting fees	12,448
Accrued partners’ compensation	11,645
Accrued expenses and other liabilities	58,379
Total liabilities	559,035
NET ASSETS	$170,410,636
Net Assets consisted of:
Other capital - paid-in or reinvested	$17,769,162
Distributable earnings	152,641,474
Net Assets (Applicable to 159,821 partnership shares outstanding)	$170,410,636
Net Asset Value offering and redemption price per share (170,410,636 / 159,821 shares)	$1,066.26
Net Assets applicable to shares owned by:
Limited partners (159,788 shares)	$170,375,450
Managing general partners (33 shares)	35,186
Net Assets (159,821 shares)	$170,410,636

The Fund has unlimited shares authorized with no par value.
See Accompanying Notes to Financial Statements.

4

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Investment Income
Dividends	$1,419,879
Interest	56,403
Total investment income	1,476,282
Expenses
Legal fees (Note C)	115,448
Administration and accounting fees (Note C)	88,904
Investment advisory services (Note C)	83,501
Managing general partners’ compensation (Note C)	40,910
Officer’s salary and expenses	23,392
Transfer agent fees	22,942
Insurance	12,280
Audit fees	12,194
Custodian fees	10,394
Printing	5,788
Other fees and expenses	5,536
Total expenses	421,289
Net investment income	1,054,993
Net realized and unrealized gain on investments
Net realized gain from securities transactions: distributed on redemption of partnership shares	3,102,248
Net realized gain on sale of investment securities	98
Unrealized appreciation on investments
Beginning of period	$143,523,958
End of period	149,527,834
Net change in unrealized appreciation	6,003,876
Net realized and unrealized gain from investments	9,106,222
Net increase in net assets resulting from operations	$10,161,215

See Accompanying Notes to Financial Statements.

5

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase/(Decrease) in net assets Operations:
Net investment income	$1,054,993	$2,454,041
Net realized gain from securities transactions: distributed on redemption of partnership shares	3,102,346	22,104,351
Net realized gain from securities litigation	—	27
Net change in unrealized appreciation on investments	6,003,876	3,775,847
Net increase in net assets resulting from operations	10,161,215	28,334,266
Distributions to partners from:
Total distributable earnings	(1,043,699)	(2,454,366)
Capital share transactions(5):
Net asset value of 57(1) and 135(2) shares issued in lieu of cash distributions, respectively	85,835	124,530
Cost of 7,553(3) and 21,096(4) shares repurchased, respectively	(3,267,878)	(23,346,768)
Net decrease in net assets from capital share transactions	(3,182,043)	(23,222,238)
Total net increase in net assets	5,935,473	2,657,662
Net assets:
Beginning of period	164,475,163	161,817,501
End of period	$ 170,410,636	$ 164,475,163

(1)	Includes 57 Limited partners’ shares and 0 Managing general partners’ shares.
(2)	Includes 135 Limited partners’ shares and 0 Managing general partners’ shares.
(3)	Includes 7,553 Limited partners’ shares and 0 Managing general partners’ shares.
(4)	Includes 21,096 Limited partners’ shares and 0 Managing general partners’ shares.
See Accompanying Notes to Financial Statements.

6

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
FINANCIAL HIGHLIGHTS
(For a share of the fund outstanding throughout each period)

	Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$1,009.75	$863.50	$ 1,024.81	$860.00	$796.22	$619.69
Income From Investment Operations:
Net investment income(a)	6.54	13.87	13.65	10.66	9.51	11.82
Net gain (loss) on securities (both realized and unrealized)	56.47	146.62	(160.85)	165.24	63.81	176.53
Total from investment operations	63.01	160.49	(147.20)	175.90	73.32	188.35
Less Distributions:
From net investment income	(6.50)	(14.24)	(14.11)	(11.09)	(9.54)	(11.82)
Net asset value, end of period	$ 1,066.26	$ 1,009.75	$863.50	$ 1,024.81	$860.00	$796.22
Total return	6.23%	18.71%	−14.34%	20.54%	9.39%	30.66%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$170,411	$164,475	$161,818	$213,527	$ 209,441	$ 201,079
Ratios to average net assets:
Expenses
Including waivers	0.50%	0.52%	0.47%	0.56%	0.81%	0.66%
Excluding waivers	0.50%	0.52%	0.47%	0.57%	0.83%	0.68%
Net investment income	1.26%	1.51%	1.53%	1.11%	1.26%	1.62%
Portfolio Turnover Rate(b)	0.00%	0.00%	0.00%	0.00%	0.00%	0.89%

(a)	Net Investment Income per share is based on average shares outstanding.
(b)	Portfolio Turnover Rate does not include securities delivered from processing in-kind redemptions.
*	All ratios have been annualized except total return and portfolio turnover rate.
See Accompanying Notes to Financial Statements.

7

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
(A) ORGANIZATION
Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company. The Fund’s investment objective is to seek long- term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1986, as amended (the “Internal Revenue Code”) in 1987 which first applied to the Fund after 1997. The Fund is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
(B) SIGNIFICANT ACCOUNTING PRINCIPLES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuations – Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income are recorded at fair value of the security received.
Distributions – Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.
For the years 2022 and 2023, the Fund did not distribute net long-term capital gains, and did not retain any gains. As such, the Fund did not pay any tax at the corporate income tax rate.
During the year ended December 31, 2023, the Fund utilized no capital loss carryover from prior years and has no capital loss carryover as of December 31, 2023.

8

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2019 - 2023) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
At December 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$18,933,490
Gross unrealized appreciation	143,523,958
Gross unrealized depreciation	—
Net unrealized appreciation	$143,523,958

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.
(C) INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES
The investment advisory agreement (the “Advisory Agreement”) provides for a fee, computed daily and paid monthly at the annual rate of 0.10% of the Fund’s net assets. For the six months ended June 30, 2024, fees paid via the Advisory Agreement amounted to $83,501.
U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services serves as the Fund’s administrator, accounting agent, transfer agent and dividend disbursing agent. U.S. Bank, NA serves as the Fund’s custodian.
The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2024, payments to or for the Managing General Partners, Chairman, President, Chief Financial Officer and Chief Compliance Officer amounted to $64,302.
Legal fees amounting to $115,448 for the six months ended June 30, 2024 were paid to Faegre Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.
(D) INVESTMENT TRANSACTIONS
There were no purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) for the six months ended June 30, 2024.
(E) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

9

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid during 2023 and 2022 were as follows:

	2023	2022
Ordinary income	$ 2,454,366	$ 2,790,343
Distributed to partners	$2,454,366	$2,790,343

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.
(F) IN-KIND DISTRIBUTION OF SECURITIES
During the six months ended June 30, 2024, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions	Net Realized Gain Included in Redemptions	Fund Shares Redeemed
Portfolio Securities	$3,203,268*	$3,102,346	3,147
Cash	64,610	—	—
	$3,267,878	$3,102,346	3,147

*	Includes $1,667 in cash redeemed.
Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.
(G) INDEMNIFICATIONS
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.
(H) TAX MATTERS
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$—
Net realized gain	—
Net unrealized appreciation on investments	143,523,958
$143,523,958

(I) SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events requiring disclosure.

10

CHESTNUT STREET EXCHANGE FUND
ITEM 8 - CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

11

CHESTNUT STREET EXCHANGE FUND
ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.21

12

CHESTNUT STREET EXCHANGE FUND
ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment COMPANIES (UNAUDITED)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1) All directors and all members of any advisory board for regular compensation;
(2) Each director and each member of an advisory board for special compensation;
(3) All officers; and
(4) Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $13,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

13

CHESTNUT STREET EXCHANGE FUND
ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT
Response: This is not applicable to the Registrant this period.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies

See Item 7(a).

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Managing General Partners.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

Item 19. Exhibits.

(b)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(4) Changes in the registrant’s independent public accountant.

Filed herewith.

(c)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chestnut Street Exchange Fund

By (Signature and Title)	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr., President & Chief Compliance Officer (principal executive officer)

Date	9/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr., President & Chief Compliance Officer (principal executive officer)

Date	9/4/2024

By (Signature and Title)	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr., Chief Financial Officer
(principal financial officer)

Date	9/4/2024